Operating Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Operating Leases

6) Operating Leases

The time charters and bareboat charters of the Vessels with third parties are accounted for as operating leases. The minimum contractual future revenues to be received from time charters and bareboat charters as of December 31, 2013, were as follows:

(U.S. Dollars in thousands)
2014	$85,936
2015	86,359
2016	86,787
2017	87,218
2018	37,459
2019 and thereafter	103,701

Total	$487,460

The Partnership’s fleet as of December 31, 2013 consisted of:

•	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in March 2023 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);
•	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in August 2023 with Fronape International Company, a subsidiary of Transpetro;
•	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter that expires in May 2016 with Statoil ASA (“Statoil”), with options to extend until May 2019;
•	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter that is scheduled to expire between June 30 and August 30, 2014 with Brazil Shipping I Limited, a subsidiary of BG Group Plc; and
•	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2018, with Repsol Sinopec Brasil, S.A, a subsidiary of Repsol Sinopec Brasil, B.V. (“Repsol”), with options to extend until January 2021.